Debt and Capital Lease Obligations (Details) (USD $)	9 Months Ended					3 Months Ended				9 Months Ended					3 Months Ended		9 Months Ended				3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Molycorp Canada and Molycorp Silmet bank loans with a weighted avergare rate of 4.00% due November 2012 - Septmber 2017	Sep. 30, 2012 Common Stock	Sep. 30, 2012 Common Stock	Sep. 30, 2012 Convertible Subordinated Debt 5.00% Debentures, net of discount	Jun. 12, 2012 Convertible Subordinated Debt 5.00% Debentures, net of discount	Sep. 30, 2012 Notes Payable to Banks Bank loans 2.69% - 3.88% due February 2012 - September 2017	Dec. 31, 2011 Notes Payable to Banks Bank loans 2.69% - 3.88% due February 2012 - September 2017	Sep. 30, 2012 Notes Payable to Banks bank loans with a weighted avergare rate of 4.00% due November 2012 - Septmber 2017	Sep. 30, 2012 Notes Payable to Banks Molycorp Canada	Sep. 30, 2012 Notes Payable to Banks Molycorp Canada and Molycorp Silmet bank loans with a weighted avergare rate of 4.00% due November 2012 - Septmber 2017	Sep. 30, 2012 Secured Debt 10% Senior Securied Notes, net of discount, due June 2020	May 25, 2012 Secured Debt 10% Senior Securied Notes, net of discount, due June 2020	Sep. 30, 2012 Secured Debt Before June 1, 2016	Sep. 30, 2012 Secured Debt After June 1, 2016	Sep. 30, 2012 Secured Debt Before June 1, 2015	Sep. 30, 2012 Secured Debt Maximum	Sep. 30, 2012 Convertible Debt 6.00% Convertible Notes	Aug. 22, 2012 Convertible Debt 6.00% Convertible Notes	Sep. 30, 2012 Convertible Debt 3.25% Convertible Notes	Dec. 31, 2011 Convertible Debt 3.25% Convertible Notes
Debt Instrument [Line Items]
Interest rate								5.00%	5.00%			4.00%			10.00%						6.00%		3.25%
Debt Instrument, Convertible, Effective Interest Rate																					4.60%
Debt Instrument, Convertible, Carrying Amount of Liability Component																					$ 328,500,000
Amortization of debt discount	1,257,000	1,037,000																			1,500,000
Debt instrument, minimum interest rate										2.69%
Debt instrument, maximum interest rate										3.88%
Convertible debt instrument, conversion price									$ 13.80												$ 12
debt instrument, convertible, conversion face amount								9,400,000
Debt Instrument, Repurchased Face Amount								217,900,000
Debt Instrument, Repurchase Amount								8,000,000
Stock issued during the period, shares						99,723	13,800,000
Percentage of last reported sale price of Molycorp common stock over conversion price on or after September 1, 2015 giving right to the Notes redemption																					130.00%
trading days during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which Molycorp provides notice of redemption																					20 days
consecutive trading day period ending on, and including, the trading day immediately preceding the date on which Molycorp provides notice of redemption																					30 days
redemption price of principal amount																					100.00%
Debt Instrument, Convertible, Carrying Amount of Equity Component																					68,700,000
Debt Instrument, Convertible, Interest Expense																					3,800,000
Own-share Lending Arrangement, Shares, Issued						13,800,000	13,800,000
Debt instrument, redeemable debt, redemption percentage of principal amount																	100.00%	105.00%
Debt instrument, redeemable debt, redeemable principal from proceeds from equity																			35.00%
Debt instrument, redeemable debt, redeemable percentage of principal from proceed from equity																			110.00%
Number of days until filing of registration statement																				180 days
Number of days until registration statement is effective																				270 days
Debt Instrument, Face Amount									230,000,000							650,000,000					54,000,000	360,000,000
Proceeds from Issuance of Long-term Debt															635,400,000						395,700,000
6.00% Convertible Noted purchased by certain directors, officers and other related parties of Molycorp																					6,400,000
Debt Instrument, Convertible, Conversion Ratio																					83.333
Current portion of debt outstanding	32,693,000		1,516,000					0			1,516,000				0						0		0	0
Short-term Debt, Weighted Average Interest Rate													4.22%
Non-Current portion of debt outstanding	1,168,204,000		196,545,000					2,774,000			5,668,000			4,435,000	635,802,000						328,494,000		196,699,000	190,877,000
Interest Expense, Debt								600,000
Long-term Debt, Gross								2,700,000
Short-term Debt					32,693,000								31,500,000
Long-term purchase commitment, monthly purchase amount	400,000
Capital lease obligations, Current	242,000
Capital lease obligations, Non-Current	15,324,000
Total debt and Capital lease obligations, Current	32,935,000		1,516,000	0
Total debt and Capital lease obligations, Non-Current	1,183,528,000		196,545,000	0
Long-term Purchase Commitment, Period (in years)	10 years
Long-term Debt, by Maturity [Abstract]
Remainder of 2012	31,700,000
2013	1,400,000		1,495,000
2014	1,400,000		1,495,000
2015	1,300,000		1,420,000
2016	230,700,000		230,803,000
2017	417,300,000
Thereafter	$ 650,000,000